Salaries and social security	12 Months Ended
Dec. 31, 2024
Disclosure Of Salaries And Social Security [Abstract]
Salaries and social security
20. SALARIES AND SOCIAL SECURITY

	2024		2023		2022
	Non-current	Current	Non-current	Current	Non-current	Current
Salaries and social security	-	95	-	58	-	68
Bonuses and incentives provision	-	179	-	104	-	113
Cash-settled share-based payments provision (1)	33	-	-	-	-	-
Vacation provision	-	66	-	45	-	77
Provision for severance indemnities (2)	-	66	-	-	-	-
Other employee benefits (3)	1	6	-	3	1	39

	34	412	-	210	1	297

(1)	Corresponding to the Value Generation Plan, see Note 38.
(2)	See Note 11 “Mature Fields Project“ section.
(3)	Includes the voluntary retirement plan executed by the Group.